Segmental and Geographical Information - Summary of Revenue from External Consumers and Segment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	$ 1,673,922	$ 1,021,037	$ 602,384
Non-current assets excluding deferred tax assets	1,616,315	1,577,225
Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	1,673,922	1,021,037	602,384
Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	1,673,922	1,021,037	602,384
United States
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets	225,137	232,169
United States | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	314,596	210,482	134,320
United Kingdom
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets	338,015	210,393
United Kingdom | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	151,875	78,628	63,372
United Kingdom | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	1,021,240	728,321	556,238
Italy
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets	915,553	983,479
Italy | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	485,882	180,988
Other Countries
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets	137,610	151,184
Other Countries | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	1,207,451	731,927	404,692
Other Countries | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	$ 166,800	$ 111,728	$ 46,146